Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 01, 2022
Entity File Number	000-31671
Entity Registrant Name	INTELLINETICS, INC.
Entity Central Index Key	0001081745
Entity Tax Identification Number	87-0613716
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2190 Dividend Dr.
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228
City Area Code	(614)
Local Phone Number	388-8908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false